DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
Description of the Plan
The following description of The MasTec, Inc. 401(k) Retirement Plan (the “Plan”), as amended, provides only general information.
Participants should refer to the Plan Document for a more complete description of the Plan’s provisions.
General

The Plan is a defined contribution plan covering all eligible employees of MasTec, Inc. and its subsidiaries that elect to participate in the Plan (collectively, the “Company”) who have completed at least one (1) full calendar month of employment. Employees enter the Plan on the first day of the month coinciding with or the next month following the date on which they meet the eligibility requirements. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. Effective October 1, 2025, the Plan’s trustee, custodian and recordkeeper was changed from Bank of America Merrill Lynch (“Merrill Lynch”) to Schwab Retirement Plan Services, Inc. and Charles Schwab Trust Bank, respectively (collectively, “Schwab”). In connection with this change, plan assets totaling approximately $884,820,204, including $19,331,614 of notes receivables from participants, were transferred from Merrill Lynch to Schwab. A blackout period was in effect from September 22, 2025 to October 23, 2025 during which participants were temporarily unable to direct investments, request loans or take distributions from the Plan.

The Investment Committee is responsible for oversight of the Plan and determines the appropriateness of the Plan’s investment offerings and monitors investment performance.

Contributions

The Plan has a Safe Harbor match, which provides for a match of 100 percent of a participant’s salary deferrals that do not exceed 3 percent of the participant’s compensation plus 50 percent of a participant’s salary deferral between 3 percent and 5 percent of the participant’s compensation. The match is credited on a quarterly basis, in the months of April, July, October of the current year, and January of the following year. The Company’s matching contribution is funded 50 percent in the form of the Company’s common stock, and 50 percent in cash, which is invested in accordance with each participant’s investment directive. The Company’s Safe Harbor matching contributions are vested immediately. Participants can change their investment options with respect to the matching contributions made in the form of the Company’s common stock as soon as the matching contribution is funded, subject to the terms of the Plan. The Plan also allows for a discretionary profit sharing contribution.

Contributions from participants are recorded when payroll deductions are made. The Plan is required to return contributions received during the Plan year in excess of the Internal Revenue Service (“IRS”) limits. Subject to the terms of the Plan, participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Participants who have attained age 50 during the calendar year are eligible to make catch-up contributions to the Plan. Upon enrollment, a participant may direct employee contributions, in 1 percent increments, into various investment options offered by the Plan. Participants may change their investment options daily. Effective January 1, 2025, the Plan adopted the optional provisions of Section 109 of the SECURE 2.0 Act of 2022, which increases the catch-up contribution limit for participants who attain ages 60 through 63 during the calendar year to the greater of $10,000 or 150% of the regular catch-up contribution limit. For the year ended December 31, 2025, this enhanced catch-up contribution limit was $11,250.
Participants’ Accounts
Each participant’s account is credited with the participant’s contributions and Company’s matching contributions, as well as allocations of Plan’s earnings. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined in the Plan. Loan and distribution expenses are charged directly to the respective participant. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting

Participants vest immediately in their contributions plus actual earnings thereon and amounts rolled over into the Plan. In addition, all Safe Harbor matching contributions vest immediately.

Vested interested on a profit sharing contribution account is determined by the following schedule, based on the years of service.

1 year of Vesting Service .............. 33.00% Vested
2 years of Vesting Service ............. 66.00% Vested
3 years of Vesting Service ........... 100.00% Vested
Forfeitures

Forfeitures of participant account balances are allocated to the general funds of the Plan and can be used to pay administrative expenses of the Plan and to reduce contributions otherwise required of the Company. Any remaining forfeitures shall be allocated to participants. At December 31, 2025 there were no unallocated forfeited accounts. At December 31, 2024, unallocated forfeited accounts totaled $46,075. The Company has elected to use the forfeitures to reduce employer contributions. During the year ended December 31, 2025, no forfeitures were used to pay administrative fees. During the year ended December 31, 2024, $14,525 of forfeitures were used to reduce employer contributions.
Notes Receivable from Participants

Notes receivable from participants consist of participant loans that are secured by the balance in the participant’s account. Each participant may have only one loan outstanding at any given time. The Plan’s loan feature allows participants to borrow up to a maximum equal to the lesser of $50,000 or 50 percent of their vested account balance. The loans bear interest at the published prime rate in the Wall Street Journal plus 1 percent, at the date of the loan. The annual interest rate charged on participant loans outstanding during the year ended December 31, 2025 ranged from 4.25 percent to 9.50 percent. Loan terms range from 1 to 5 years or may exceed 5 years for the purchase of a primary residence. Loans provide level amortization for repayments to be made not less frequently than on a quarterly basis. For participants receiving pay from the Company, principal and interest is paid ratably through payroll deductions. For Participants who have separated from service or are on unpaid leave, principal and interest may be paid via direct debit origination or by remitting a check directly to the Company. Participants pay certain administrative expenses associated with the loan. If any scheduled loan repayments remain outstanding beyond the last day of the calendar quarter following the calendar quarter in which the last payment was due, the participant loan will be placed in default and reported as deemed distribution.

Payment of Benefits
Participants may receive a distribution of the vested portion of their accounts under the Plan for the following reasons: (i) termination of employment for reasons other than death, disability or retirement, (ii) normal retirement, (iii) disability, or (iv) death. In addition, participants may be eligible to receive distributions while still employed with the Company under certain limited circumstances. Distributions are generally paid in a single lump-sum payment or in substantially equal installments.